Cover	12 Months Ended
Dec. 31, 2023
Entity Addresses [Line Items]
Document Type	S-1
Amendment Flag	false
Entity Registrant Name	Mangoceuticals, Inc.
Entity Central Index Key	0001938046
Entity Tax Identification Number	87-3841292
Entity Incorporation, State or Country Code	TX
Entity Address, Address Line One	15110 N. Dallas Parkway
Entity Address, Address Line Two	Suite 600
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75248
City Area Code	(214)
Local Phone Number	242-9619
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	15110 N. Dallas Parkway
Entity Address, Address Line Two	Suite 600
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75248
City Area Code	(214)
Local Phone Number	242-9619
Contact Personnel Name	Jacob D. Cohen